Liability for Employee Rights upon Retirement, Net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Liability for employee rights upon retirement, net	₪ 15	₪ 12
Total liability	27	25
Fair value of the plan assets	20	20
Defined benefit plans expense	3	3
Group's liability for adaptation grants to employees	₪ 8	₪ 7